Income Taxes (Tables)	12 Months Ended
Jan. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income (Loss) Before Provision for Income Taxes
The components of income (loss) before provision for income taxes for the years ended January 31, 2021, 2020, and 2019 were as follows:

	Year Ended January 31,
(in thousands)	2021	2020	2019
U.S.	$(8,665)	$(10,116)	$(3,769)
Non-U.S.	33,389	40,053	23,710
Total income before provision for income taxes	$24,724	$29,937	$19,941

Schedule of Provision for Income Taxes
The provision for income taxes for the years ended January 31, 2021, 2020, and 2019 consisted of the following:

	Year Ended January 31,
(in thousands)	2021	2020	2019
Current provision (benefit) for income taxes:
U.S. Federal	$(1,434)	$(884)	$1,702
U.S. State	(44)	(164)	69
Non-U.S.	8,087	(1,988)	(3,154)
Total current provision (benefit) for income taxes	6,609	(3,036)	(1,383)
Deferred provision (benefit) for income taxes:
U.S. Federal	(910)	372	1,848
U.S. State	(200)	89	420
Non-U.S.	(1,085)	5,142	6,735
Total deferred provision (benefit) for income taxes	(2,195)	5,603	9,003
Total provision for income taxes	$4,414	$2,567	$7,620

Schedule of Effective Tax Rate Reconciliation	The reconciliation of the U.S. federal statutory rate to our effective tax rate on income before provision for income taxes for the years ended January 31, 2021, 2020, and 2019 was as follows:

	Year Ended January 31,
(dollars in thousands)	2021	2020	2019
U.S. federal statutory income tax rate	21.0%	21.0%	21.0%

Income tax provision at the U.S. federal statutory rate	$5,192	$6,287	$4,189
U.S. State income tax (benefit) provision	(226)	(45)	436
Non-U.S. tax rate differential	(2,802)	6,734	2,477
Tax incentives	(139)	(1,292)	(305)
Valuation allowances	31	(898)	1,761
Non-deductible expenses/non-taxable income	(261)	1,677	(1,787)
Tax contingencies	1,184	(13,254)	(3,584)
U.S. tax effects of non-U.S. operations	1,001	3,268	4,273
Other, net	434	90	160
Total provision for income taxes	$4,414	$2,567	$7,620
Effective income tax rate	17.9%	8.6%	38.2%

Schedule of Deferred Tax Assets and Liabilities	Deferred tax assets and liabilities consisted of the following at January 31, 2021 and 2020:

	January 31,
(in thousands)	2021	2020
Deferred tax assets:
Loss carryforwards	$7,321	$8,416
Accrued compensation	1,884	1,158
Accrued expenses	390	—
Operating lease liabilities	362	457
Exchange rate differences	344	—
Other, net	235	—
Total deferred tax assets	10,536	10,031
Deferred tax liabilities:
Deferred cost of revenue	(3,831)	(2,733)
Goodwill and other intangible assets	(874)	(1,147)
Exchange differences	—	(719)
Accrued expenses	—	(448)
Depreciation of property and equipment	(550)	(1,017)
Operating lease right-of-use assets	(295)	(363)
Other, net	—	(620)
Total deferred tax liabilities	(5,550)	(7,047)
Valuation allowance	(5,732)	(5,701)
Net deferred tax liabilities	$(746)	$(2,717)

Recorded as:
Deferred tax assets	$3,303	$2,015
Deferred tax liabilities	(4,049)	(4,732)
Net deferred tax liabilities	$(746)	$(2,717)

Schedule of Valuation Allowance
Activity in the recorded valuation allowance consisted of the following for the years ended January 31, 2021 and 2020:

	Year Ended January 31,
(in thousands)	2021	2020
Valuation allowance, beginning of year	$(5,701)	$(6,815)
Income tax (provision) benefit	(31)	898
Adoption of ASU No. 2014-09	—	—
Currency translation adjustment and other	—	216
Valuation allowance, end of year	$(5,732)	$(5,701)

Schedule of Unrecognized Tax Benefits
For the years ended January 31, 2021, 2020, and 2019 the aggregate changes in the balance of gross unrecognized tax benefits were as follows:

	Year Ended January 31,
(in thousands)	2021	2020	2019
Gross unrecognized tax benefits, beginning of year	$8,742	$24,755	$32,147
Increases related to tax positions taken during the current year	2,919	1,889	6,018
Increases as a result of business combinations	—	286	61
Increases related to tax positions taken during prior years	18	—	6,141
Increases (decreases) related to foreign currency exchange rates	272	1,073	(1,782)
Reductions for tax positions of prior years	(537)	(13,623)	(15,284)
Reductions for settlements with tax authorities	—	(4,133)	(1,111)
Lapses of statutes of limitations	(1,542)	(1,505)	(1,435)
Gross unrecognized tax benefits, end of year	$9,872	$8,742	$24,755